Allison L. Pristash
State Street 1 Lincoln Street
Mail Stop SFC0805
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

October 23, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares US Small Cap Value Factor ETF, each dated October 22, 2020, do not differ from those contained in Post-Effective Amendment No. 2,419 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 22, 2020.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary

cc: Benjamin J. Haskin, Esq.